Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000202270 | A
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202270 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	9.60%
C000202270 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	29.70%
C000202270 | B
Holdings [Line Items]
Percent of Total Investments	51.00%
C000202270 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	3.40%
C000202270 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
C000202270 | N/R
Holdings [Line Items]
Percent of Total Investments	6.20%
C000202270 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	93.20%
C000202270 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	5.40%
C000202270 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	0.50%
C000202270 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.40%
C000202270 | Fixed Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.40%
C000202270 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202270 | Warrants
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202270 | Other Interests
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202268 | A
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202268 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	9.60%
C000202268 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	29.70%
C000202268 | B
Holdings [Line Items]
Percent of Total Investments	51.00%
C000202268 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	3.40%
C000202268 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.00%	[2]
C000202268 | N/R
Holdings [Line Items]
Percent of Total Investments	6.20%
C000202268 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	93.20%
C000202268 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	5.40%
C000202268 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	0.50%
C000202268 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.40%
C000202268 | Fixed Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.40%
C000202268 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202268 | Warrants
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202268 | Other Interests
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202269 | A
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202269 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	9.60%
C000202269 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	29.70%
C000202269 | B
Holdings [Line Items]
Percent of Total Investments	51.00%
C000202269 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	3.40%
C000202269 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.00%	[3]
C000202269 | N/R
Holdings [Line Items]
Percent of Total Investments	6.20%
C000202269 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	93.20%
C000202269 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	5.40%
C000202269 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	0.50%
C000202269 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.40%
C000202269 | Fixed Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.40%
C000202269 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202269 | Warrants
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202269 | Other Interests
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202272 | A
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202272 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	9.60%
C000202272 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	29.70%
C000202272 | B
Holdings [Line Items]
Percent of Total Investments	51.00%
C000202272 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	3.40%
C000202272 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.00%	[4]
C000202272 | N/R
Holdings [Line Items]
Percent of Total Investments	6.20%
C000202272 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	93.20%
C000202272 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	5.40%
C000202272 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	0.50%
C000202272 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.40%
C000202272 | Fixed Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.40%
C000202272 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202272 | Warrants
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202272 | Other Interests
Holdings [Line Items]
Percent of Total Investments	0.00%

[1]	Rounds to less than 0.1%.
[2]	Rounds to less than 0.1%.
[3]	Rounds to less than 0.1%.
[4]	Rounds to less than 0.1%.